Derivative Financial Instruments (Narrative) (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Carrying value of credit protection, offsetting with purchased protection with identical underlying referenced entities, in approximate	¥ 25	¥ 27
Notional amounts of credit protection, offsetting with purchased protection with identical underlying referenced entities, in approximate	1,920	4,880
Aggregate fair value of derivative instruments with credit-risk-related contingent features in a liability position, in approximate	800	800
Aggregate fair value of derivative instruments with credit-risk-related contingent features in a liability position, posted collateral, in approximate	274	222
Additional collateral amount which could be requested if the MUFG Group's debt falls below investment grade	67	70
Early termination amount which could be requested if the MUFG Group's debt falls below investment grade	¥ 129	¥ 116